Walthausen Small Cap Value Fund
	Schedule of Investments
	April 30, 2021 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
76,550	Deluxe Corporation		$ 3,369,731	2.04%

Broadwoven Fabric Mils, Man Made Fiber & Silk
24,370	Albany International Corp. - Class A		2,174,779	1.31%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
258,847	Landec Corporation *		2,930,148	1.77%

Concrete Products, Except Block & Brick
13,000	U.S. Concrete, Inc. *		824,330	0.50%

Construction - Special Trade Contractors
60,590	Ameresco, Inc. - Class A *		3,198,546	1.93%

Crude Petroleum & Natural Gas
138,720	CNX Resources Corporation *		1,861,622
337,640	Southwestern Energy Company *		1,441,723
			3,303,345	2.00%

Electric Lighting & Wiring Equipment
58,710	AZZ Inc.		3,090,494
97,770	LSI Industries Inc.		803,669
			3,894,163	2.35%

Electronic Components & Accessories
61,249	Vishay Intertechnology Inc.		1,504,888
25,670	Vishay Precision Group, Inc. *		818,360
			2,323,248	1.40%

Electronic Connectors
70,470	Methode Electronics, Inc. - Class A		3,166,217	1.91%

Heavy Construction Other Than Building Construction - Contractors
189,836	Great Lakes Dredge & Dock Corporation *		2,980,425
346,605	Williams Industrial Services Group Inc. *		1,788,482
			4,768,907	2.88%

Household Audio & Video Equipment
156,610	Knowles Corporation *		3,273,149	1.98%

Instruments for Measuring & Testing of Electricity & Electric Signals
53,877	Allied Motion Technologies, Inc.		2,804,298	1.69%

Mobile Homes
60,020	Skyline Champion Corporation *		2,666,689	1.61%

Motor Vehicles & Passenger Car Bodies
79,130	The Shyft Group, Inc.		2,802,785	1.69%

National Commercial Banks
75,521	Camden National Corporation		3,603,862
41,358	City Holding Company		3,201,109
89,050	NBT Bancorp Inc.		3,374,104
23,914	Pinnacle Financial Partners, Inc.		2,095,823
			12,274,898	7.41%

Operative Builders
21,619	M/I Homes, Inc. *		1,507,277	0.91%

Plastics, Materials, Synth Resins & Nonvulcan Elastomers
6,280	Rogers Corporation *		1,229,875	0.74%

Printed Circuit Boards
93,980	Kimball Electronics, Inc. *		2,162,480	1.31%

Pulp Mills
211,740	Mercer International Inc. (Canada)		3,491,593	2.11%

Pumps & Pumping Equipment
41,630	Ampco-Pittsburgh Corporation *		315,139	0.19%

Refrigeration & Service Industry Machinery
36,700	Tennant Company		2,895,997	1.75%

Retail - Jewelry Stores
56,580	Signet Jewelers Limited * (Bermuda)		3,380,655	2.04%

Retail - Variety Stores
24,210	Big Lots, Inc.		1,669,037	1.01%

Sanitary Services
117,766	Heritage-Crystal Clean, Inc. *		3,382,240	2.04%

Savings Institution, Federally Chartered
71,820	OceanFirst Financial Corp.		1,641,805	0.99%

Semiconductors & Related Devices
65,530	Kulicke and Soffa Industries, Inc. (Singapore)		3,725,381
30,450	OSI Systems, Inc. *		2,940,556
			6,665,937	4.03%

Services - Automotive Repair, Services & Parking
51,780	Monro, Inc.		3,655,150	2.21%

Services - Educational Services
306,630	Perdoceo Education Corporation *		3,575,306	2.16%

Services - Engineering Services
84,070	VSE Corporation		3,627,621	2.19%

Services - Equipment Rental & Leasing, NEC
106,218	Textainer Group Holdings Limited * (Bermuda)		2,721,305	1.64%

Services - Help Supply Services
166,720	Kelly Services, Inc. - Class A		4,176,336	2.52%

Services - Home Health Care Services
80,250	Apria, Inc. *		2,403,488	1.45%

Services - Management Consulting Services
140,082	The Hackett Group, Inc.		2,329,564	1.41%

Services - To Dwellings & Other Buildings
52,183	ABM Industries Incorporated		2,682,728	1.62%

Special Industry Machinery, NEC
48,040	Axcelis Technologies, Inc.		1,995,101	1.21%

State Commercial Banks
74,530	First Bancorp		3,160,072
76,110	First Financial Corporation		3,367,106
59,265	Great Southern Bancorp, Inc.		3,343,139
66,320	Heartland Financial USA, Inc.		3,333,906
41,285	Lakeland Financial Corporation		2,693,021
88,920	Seacoast Banking Corporation of Florida *		3,232,242
29,150	Stock Yards Bancorp, Inc.		1,491,314
55,980	TriCo Bancshares		2,590,754
61,140	Washington Trust Bancorp, Inc.		3,121,197
			26,332,751	15.92%

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)
114,090	Commercial Metals Company		3,333,710	2.01%

Surety Insurance
32,192	NMI Holdings, Inc. - Class A *		831,841	0.50%

Surgical & Medical Instruments & Apparatus
773,610	Accuray Incorporated *		3,635,967
39,870	NuVasive, Inc. *		2,848,712
34,110	UFP Technologies, Inc. *		1,707,547
			8,192,226	4.95%

Title Insurance
52,540	Stewart Information Services Corporation		3,081,471	1.86%

Truck & Bus Bodies
7,951	Miller Industries, Inc.		342,052	0.21%

Wholesale - Farm Product Raw Materials
69,370	The Andersons, Inc.		1,992,306	1.20%

Wholesale - Industrial Machinery & Equipment
23,303	Systemax Inc.		995,504	0.60%

Total for Common Stocks (Cost $103,597,093)			154,385,728	93.25%

REAL ESTATE INVESTMENT TRUSTS
53,930	EPR Properties		2,573,000
223,427	Global Medical REIT, Inc.		3,208,412
202,480	UMH Properties, Inc.		4,359,394
	(Cost $7,296,085)		10,140,806	6.13%

MONEY MARKET FUNDS
1,691,914	Fidelity Investments Money Market Government Portfolio -
	Class I 0.01% **		1,691,914	1.02%
	(Cost $1,691,914)

Total Investment Securities			166,218,448	100.40%
	(Cost $112,585,092)

Liabilities in Excess of Other Assets			(667,069)	-0.40%

Net Assets			$165,551,379	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at April 30, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at April 30, 2021, was $112,585,092. At April 30, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Gain		$ 54,293,844
	Unrealized Loss		(660,488)
	Unrealized Gain		$ 53,633,356

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$154,385,728	$ -	$ -	$ 154,385,728
Real Estate Investment Trusts	10,140,806	-	-	10,140,806
Money Market Funds	1,691,914	-	-	1,691,914
Total	$166,218,448	$ -	$ -	$ 166,218,448

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal quarter ended April 30, 2021.